Share-Based Payments - Movement in Share Options (Details)	12 Months Ended
	Jun. 30, 2025 shares £ / shares	Jun. 30, 2024 shares £ / shares	Jun. 30, 2023 shares £ / shares	Dec. 31, 2021 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement (in shares)	0	28,416
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	0	5,845	5,845
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	(5,845)	0
Options forfeited during the year (in shares)	0	0	0
Options expired during the year (in shares)	0	0
Options outstanding, ending balance (in shares)	0	0	5,845
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0.90
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 24.63	£ 0
Weighted average remaining contractual life	0 years	0 years	1 year
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	6,965	6,965	34,075
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	0	(27,110)
Options forfeited during the year (in shares)	0	0	0
Options expired during the year (in shares)	0	0
Options outstanding, ending balance (in shares)	6,965	6,965	6,965
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 0	£ 61.90
Weighted average remaining contractual life	11 years	12 years	13 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	25,687	29,012	96,324
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	(24,462)	(3,325)	(64,312)
Options forfeited during the year (in shares)	(1,225)	0	(3,000)
Options expired during the year (in shares)	0	0
Options outstanding, ending balance (in shares)	0	25,687	29,012
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 21.40	£ 21.48	£ 57.41
Weighted average remaining contractual life	0 years	1 year	2 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	1,591,672	904,825	1,158,575
Options granted during the year (in shares)	2,258,950	1,782,074	536,814
Options exercised during the year (in shares)	(473,456)	(397,562)	(522,661)
Options forfeited during the year (in shares)	(1,489,769)	(697,665)	(267,903)
Options expired during the year (in shares)	0	0
Options outstanding, ending balance (in shares)	1,887,397	1,591,672	904,825
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 19.33	£ 39.72	£ 57.55
Weighted average remaining contractual life	3 years	2 years	2 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	2,729	345,845	598,614
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	(165,700)	(217,684)
Options forfeited during the year (in shares)	0	(14,859)	(35,085)
Options expired during the year (in shares)	(2,729)	(162,557)
Options outstanding, ending balance (in shares)	0	2,729	345,845
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 39.70	£ 39.78
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 55.94	£ 58.25
Weighted average remaining contractual life	0 years	0 years	1 year
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	2,697,664	1,465,971	445,491
Options granted during the year (in shares)	2,071,531	1,666,502	1,212,215
Options exercised during the year (in shares)	0	(84)	0
Options forfeited during the year (in shares)	(595,658)	(434,725)	(191,735)
Options expired during the year (in shares)	(302,480)	0
Exercise price (in gbp per share) | £ / shares				£ 124.20
Options outstanding, ending balance (in shares)	3,871,057	2,697,664	1,465,971
Weighted average exercise price (in gbp per share) | £ / shares	£ 27.89	£ 49.87	£ 64.55
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 56.18	£ 0
Weighted average remaining contractual life	5 years	5 years	6 years